7. Net Income (Loss) Per Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Basic
Numerator -net loss attributable to common stockholders	$ (3,237,079)	$ 313,810	$ (8,744,398)	$ (26,033,922)
Denominator - weighted - average shares outstanding (in shares)	78,591,011	60,408,125	70,581,243	30,345,422
Net loss per share - Basic and diluted (in dollars per share)	$ (0.04)	$ 0.01	$ (0.12)	$ (0.86)
Diluted:
Numerator - net income (loss) available to common stockholders	$ (3,237,079)	$ 313,810
Denominator - weighted-average shares outstanding	78,591,011	80,436,499	70,581,243	30,345,422
Net income (loss) per share - Diluted	$ (0.04)	$ 0.00	$ (0.12)	$ (0.86)
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)			44,799,264	39,892,923
Stock Options [Member]
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)			10,360,084	11,309,864
Stock warrants [Member]
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)			25,867,753	18,753,060
Class B Preferred Stock
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)				1,080,000
Class C Preferred Stock [Member]
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)			7,142,856	7,142,856
Series D Redeemable Convertible Preferred Stock
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)
Convertible Notes [Member]
Incremental common shares (not included due to their anti-dilutive nature)
Incremental common shares not included due to their antidilutive nature (in shares)			1,428,571	1,607,143